Share Capital - Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Weighted average number of common shares outstanding (in shares)	94,111,548	90,789,925
Dilutive effects of Stock options (in shares)	444,216	1,117,529
Dilutive effects of Share units (in shares)	340,570	263,202
Weighted average number of diluted common shares outstanding (in shares)	94,896,334	92,170,656
Net income attributable to owners of the Company	$ 92,804	$ 101,831
Basic net income per share (in usd per share)	$ 0.99	$ 1.12
Diluted net income per share (in usd per share)	$ 0.98	$ 1.10
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	646,932	1,647,969